Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CLP ($) customer	Dec. 31, 2022 CLP ($) customer
Trade And Other Receivables [Line Items]
Gross Amount	$ 1,449,294,549	$ 1,509,513,355
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial Assets	$ 305,585,949	$ 323,286,022
Trade and Other Receivables [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	2,982,377	2,953,198
Gross Amount	$ 1,367,142,662	$ 1,412,559,272
Trade and Other Receivables [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	200,969	169,454
Gross Amount	$ 835,829,035	$ 554,927,993
Trade and Other Receivables [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	3,183,346	3,122,652
Gross Amount	$ 2,202,971,697	$ 1,967,487,265
Trade and Other Receivables [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,615,963	1,978,750
Financial Assets	$ 1,020,578,796	$ 1,049,380,978
Trade and Other Receivables [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	38,745	83,186
Financial Assets	$ 829,506,061	$ 543,329,981
Trade and Other Receivables [Member] | Current Portfolio [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,654,708	2,061,936
Financial Assets	$ 1,850,084,857	$ 1,592,710,959
Trade and Other Receivables [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	36,817	40,186
Financial Assets	$ 30,148,065	$ 161,637,984
Trade and Other Receivables [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,025	1,428
Financial Assets	$ 1,326,917	$ 3,558,472
Trade and Other Receivables [Member] | 1-30 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	37,842	41,614
Financial Assets	$ 31,474,982	$ 165,196,456
Trade and Other Receivables [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	62,200	30,621
Financial Assets	$ 47,632,946	$ 19,108,793
Trade and Other Receivables [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,425	1,588
Financial Assets	$ 725,244	$ 1,633,811
Trade and Other Receivables [Member] | 31-60 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	63,625	32,209
Financial Assets	$ 48,358,190	$ 20,742,604
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	71,635	29,542
Financial Assets	$ 17,533,472	$ 12,388,582
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,729	1,765
Financial Assets	$ 438,750	$ 1,157,399
Trade and Other Receivables [Member] | 61 - 90 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	73,364	31,307
Financial Assets	$ 17,972,222	$ 13,545,981
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	60,598	44,792
Financial Assets	$ 16,206,301	$ 19,164,002
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,502	1,411
Financial Assets	$ 337,521	$ 779,243
Trade and Other Receivables [Member] | 91 - 120 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	62,100	46,203
Financial Assets	$ 16,543,822	$ 19,943,245
Trade and Other Receivables [Member] | 121 to 150 days | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	54,201	32,952
Financial Assets	$ 11,244,718	$ 19,978,533
Trade and Other Receivables [Member] | 121 to 150 days | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,246	1,584
Financial Assets	$ 277,542	$ 476,475
Trade and Other Receivables [Member] | 121 to 150 days | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	55,447	34,536
Financial Assets	$ 11,522,260	$ 20,455,008
Trade and Other Receivables [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	19,004	15,522
Financial Assets	$ 27,552,420	$ 19,875,975
Trade and Other Receivables [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	856	970
Financial Assets	$ 255,749	$ 382,092
Trade and Other Receivables [Member] | 151-180 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	19,860	16,492
Financial Assets	$ 27,808,169	$ 20,258,067
Trade and Other Receivables [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	19,040	12,464
Financial Assets	$ 10,939,853	$ 11,764,028
Trade and Other Receivables [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	953	903
Financial Assets	$ 202,269	$ 295,064
Trade and Other Receivables [Member] | 181-210 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	19,993	13,367
Financial Assets	$ 11,142,122	$ 12,059,092
Trade and Other Receivables [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	16,910	32,553
Financial Assets	$ 28,291,389	$ 10,467,899
Trade and Other Receivables [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	917	1,430
Financial Assets	$ 281,543	$ 193,015
Trade and Other Receivables [Member] | 211-250 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	17,827	33,983
Financial Assets	$ 28,572,932	$ 10,660,914
Trade and Other Receivables [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,026,009	735,816
Financial Assets	$ 157,014,702	$ 88,792,498
Trade and Other Receivables [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	152,571	75,189
Financial Assets	$ 2,477,439	$ 3,122,441
Trade and Other Receivables [Member] | More than 251 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number Of clients | customer	1,178,580	811,005
Financial Assets	$ 159,492,141	$ 91,914,939